Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 Agreement Asset	Jun. 30, 2020
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements | Agreement	28
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	21
Number of currently operating mining assets	23
Number of mining assets under various stages of development	10
Number of countries operating mining assets	12
Number of mining assets placed in care and maintenance	2
Peru And Mexico [Member]
Description Of Business And Nature Of Operations [Line Items]
Number of partner operations temporarily suspended due to COVID-19		6